Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2025	2024

Artwork trading platform	$152,571	$152,877
Software	64,722	1,642,113
Copyright	69,064	67,531
Less: accumulated amortization	(280,149)	(315,956)
Total	$6,208	$1,546,565

Amortization expenses for the years ended 2025, 2024 and 2023 was $166,790, $324,405, and $314,413, respectively.

In 2024, the Company purchased a set of digital currency software (the “Software”) with a total purchase price of $1,500,000 for the intended cryptocurrency trading business, and the Software was fully developed upon purchase. As of December 31, 2025, the carrying amount of the Software in the Company’s financial books was $1,350,000. In 2025, virtual digital currency businesses faced stringent regulatory oversight in China, as the government upheld its prohibitionist policy toward cryptocurrencies. In February 2026, the relevant regulatory authority of the PRC explicitly stipulated that virtual digital currency-related businesses are deemed illegal financial activities within the territory of China. As of December 31, 2025, due to regulatory restrictions, the underlying cryptocurrency business of the Software cannot be launched, the Software has lost its usable functions, and there is no expected disposal value or related cash inflows from disposition. Accordingly, the undiscounted future cash flows expected to be generated from the use and eventual disposition of the Software are determined to be $0. Since the carrying amount of the Software significantly exceeds the undiscounted future cash flows, the asset was considered unrecoverable and an impairment loss was recognized. Impairment loss on intangible assets for the years ended December 31, 2025, 2024 and 2023 was $1,350,000, $356,676 and nil, respectively.

The future amortization is as follows:

Twelve Months Ending December 31,	Estimated Amortization Expense
2026	4,966
2027	1,242
Total	$6,208